Notes Payable - Notes Payable with Third Parties (Details) $ / shares in Units, $ in Thousands									3 Months Ended	12 Months Ended
	Oct. 07, 2022 CAD ($)	Jul. 22, 2022	Apr. 28, 2022 CAD ($)	Jan. 06, 2021 CAD ($)	Nov. 18, 2020 CAD ($) EquityInstruments	Jul. 16, 2020 CAD ($)	Jun. 26, 2019 CAD ($)	May 23, 2019 CAD ($) EquityInstruments $ / shares shares	Jan. 31, 2021 CAD ($)	Oct. 31, 2022 CAD ($) D	Oct. 31, 2021 CAD ($) shares	Jun. 21, 2022 CAD ($)	Mar. 18, 2022 CAD ($)	Aug. 12, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of notes payable										$ 15,100	$ 2,690
Number of securities into which the warrant or right may be converted | shares											1
Warrants term		60 months
Residual amount allocated to warrants recorded in equity										15,497	$ 10,724
Gain on debt restructuring											1,145
Outstanding debt										12,257	13,493
Notes payable
Disclosure of detailed information about borrowings [line items]
Outstanding debt										12,012	11,650
Term loans
Disclosure of detailed information about borrowings [line items]
Repayment of notes payable	$ 1,600
Term of loan						17 months	12 months
Interest rate						10.00%	5.50%
Transaction cost of term loan						$ 43
Outstanding debt											1,600
Term Loan, Maturity Date July 31, 2022
Disclosure of detailed information about borrowings [line items]
Interest rate													15.00%
Principal amount of loan													$ 2,500
Interest expense										150
Term Loan, Maturity Date July 28, 2022
Disclosure of detailed information about borrowings [line items]
Interest rate			12.00%
Principal amount of loan			$ 2,000
Interest expense										62
Borrowings placement fees			$ 40
Term Loan, Maturity Date June 21, 2023
Disclosure of detailed information about borrowings [line items]
Interest rate												10.00%
Principal amount of loan												$ 5,000
Interest expense										193
Minimum gross proceeds required										$ 15,000,000
Number of days | D										15
Government loan
Disclosure of detailed information about borrowings [line items]
Term of loan									6 months
Accretion										$ 22	22
Fair value assumption										22
Interest expense									$ 0
Notes payable at fair value									$ 69
Outstanding debt										$ 188	126
Amended Loan Agreement
Disclosure of detailed information about borrowings [line items]
Accretion										364	325
Gain on debt restructuring				$ 1,145
Outstanding debt										12,012
Secured Disaster Loans For Covid-19 Relief
Disclosure of detailed information about borrowings [line items]
Interest rate														3.75%
Accretion										12	3
Buildings
Disclosure of detailed information about borrowings [line items]
Consideration transferred through cash							$ 754
Legal fees							54
Number of shares issued							300
Buildings | Term loans
Disclosure of detailed information about borrowings [line items]
Loan received							$ 1,600
Dreamweavers
Disclosure of detailed information about borrowings [line items]
Warrants to purchase shares | shares								1,550,000
Dreamweavers | Notes payable
Disclosure of detailed information about borrowings [line items]
Repayment of notes payable								$ 300
Term of loan								5 years
Interest rate								0.00%
Notes payable valued at the acquisition date								$ 102
Accretion										$ 40	$ 40
Dreamweavers | Notes payable | Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Interest rate								22.00%
Dreamweavers | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Aggregate consideration for business combination at fair value								$ 3,094
Number of units of equity issued as part of consideration for business combination | EquityInstruments								3,100,000
Common shares								$ 1,147
Exercise price of warrants per common share | $ / shares								$ 0.75
Meta Growth Corp.
Disclosure of detailed information about borrowings [line items]
Aggregate consideration for business combination at fair value					$ 47,277
Number of units of equity issued as part of consideration for business combination | EquityInstruments					196,063,610
Common shares					$ 35,290
Notes payable valued at the acquisition date					$ 13,326
Meta Growth Corp. | Notes payable
Disclosure of detailed information about borrowings [line items]
Term of loan					2 years
Interest rate					15.00%
Notes payable valued at the acquisition date					$ 12,783
DankStop
Disclosure of detailed information about borrowings [line items]
Aggregate consideration for business combination at fair value														$ 5,013
Common shares														$ 5,013